Summary Prospectus and
Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 28, 2024, as amended

Ultra-Short Income Portfolio (the "Fund")

Effective May 1, 2024, the Rule 12b-1 fee waiver for Class A shares of the Fund will be amended to reflect that the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% (increased from 0.10%) of the average daily net assets of such shares on an annualized basis. There is no change to the current expense limitation arrangement for Class A shares of the Fund.

Accordingly, the following changes will be made to the Summary Prospectus and Prospectus effective May 1, 2024:

The first footnote in the section of the Summary Prospectus entitled "Fees and Expenses" and in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

1  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

The fifth sentence in the first paragraph of the section of the Prospectus entitled "Shareholder Information—Distribution of Fund Shares" is hereby deleted and replaced with the following:

For at least one year from the date of this Prospectus, the Distributor has agreed to waive the 12b-1 fee on Class A shares of the Ultra-Short Income Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.

  IFTUSISUMPROPSPT 4/24

Statement of Additional Information Supplement

April 26, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2024, as amended

Ultra-Short Income Portfolio
(the "Fund")

Effective May 1, 2024, the Rule 12b-1 fee waiver for Class A shares of the Fund will be amended to reflect that the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% (increased from 0.10%) of the average daily net assets of such shares on an annualized basis. There is no change to the current expense limitation arrangement for Class A shares of the Fund.

Accordingly, the following change will be made to the Statement of Additional Information effective May 1, 2024:

The seventh sentence in the first paragraph of the section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Class A, Class L, Class C and Institutional Class" is hereby deleted and replaced with the following:

The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Corporate Bond and Ultra-Short Income Portfolios to the extent it exceeds 0.15% of the average daily net assets of such shares of each respective Fund on an annualized basis.

Please retain this supplement for future reference.